Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of loans receivables [line Items]
Direct loans	S/ 45,502,998	S/ 43,005,583
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	527,615	404,923
Unearned interest and interest collected in advance	(22,112)	(22,645)
Impairment allowance for loans	(2,027,855)	(2,064,917)
Indirect loans	4,487,347	4,440,458
Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	47,025,350	44,688,222
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	45,659,378	43,133,543
Gross carrying amount [member] | Loans [Member]
Summary of loans receivables [line Items]
Direct loans	35,977,734	35,490,230
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	6,239,314	4,814,758
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,174,542	1,110,958
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	1,011,496	867,765
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	894,588	572,334
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	38,763	40,978
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	322,941	236,520
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,365,972	S/ 1,554,679